FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 31, 2013
Fair Value Disclosures [Abstract]
Company's Financial Assets and Liabilities Accounted at Fair Value on Recurring Basis

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of January 31, 2013 and January 31, 2012, respectively:

	Fair Value Measurements at January 31, 2013 and 2012
Description	(Level 1)	(Level 2)	(Level 3)	Total Carrying Value
Derivative liability - January 31, 2013	$-	$-	$327,661	$327,661
Derivative liability - January 31, 2012	$-	$-	$1,817,100	$1,817,100

Reconciliation of Changes in Fair Value of Assets and Liabilities Classified As Level 3

The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Year Ended January 31,
	2013	2012
Derivative liabilities - beginning balance	$1,817,100	$2,305,770
Additions	101,985	544,034
Reductions	-	-
Change in fair value	(1,591,424)	(1,032,704)
Derivative liabilities - ending balance	$327,661	$1,817,100

Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended January 31, 2013 and 2012	$1,591,424	$1,032,704